Cash and Marketable Securities - Tables 4 & 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Restricted Marketable Securities
Restricted marketable securities, cost	$ 45.2	$ 36.9
Restricted marketable securities, gross unrealized gains	0.7	0.7
Restricted marketable securities, gross unrealized losses	(0.7)	(0.1)
Restricted marketable securities, fair value	$ 45.2	$ 37.5